Stock Based Compensation (Details 2) $ / shares in Units, $ in Millions	6 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of June 30, 2014 | shares	1,859,312
Options, Outstanding, Weighted Average Exercise Price, June 30, 2014 | $ / shares	$ 26.31
Options, Grants in Period | shares	10,620
Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 46.08
Options, Exercises in Period | shares	(330,033)
Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 18.13
Options, Forfeitures and Expirations in Period | shares	(18,847)
Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price | $ / shares	$ 32.54
Outstanding as of December 31, 2014 | shares	1,521,052
Options, Outstanding, Weighted Average Exercise Price, December 31, 2014 | $ / shares	$ 28.15
Options, Vested and Expected to Vest, Outstanding, Number | shares	637,623
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares	$ 33.26
Options, Exercisable, Number | shares	801,327
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 23.59
Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 5 months 5 days
Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 1 month 10 days
Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 9 months 19 days
Options, Outstanding, Intrinsic Value | $	$ 13.6
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	2.5
Options, Exercisable, Intrinsic Value | $	$ 10.8